SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /    /
                                                                      ----


         Pre-Effective Amendment No.                                  /   /
                                     -------                           ---
         Post-Effective Amendment No.   23                             /X/
                                      ------                            -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /    /
                                                                        ----
OF 1940
         Amendment No.   24                                             /X/
                       ------                                          -


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700
                                 --------------

 Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite
                          200, Southlake, Texas 76092
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ /on __________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/_/ on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/_/this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                  Paragon Fund


                                   PROSPECTUS
                                October [ ], 2001


INVESTMENT OBJECTIVE:
Long term growth of capital



3651 N 100 E., Suite 275
Provo, UT 84604
1-877-726-4662































      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

PAST PERFORMANCE................................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS....................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the Paragon Fund is long term growth of capital.

Principal Strategies

         The Fund seeks to achieve its objective by investing in equity securities of companies that the adviser believes offer the potential for long term growth ("long" positions) and selling short equity securities of companies that the adviser believes are overvalued ("short" positions). The adviser uses its dynamic model to allocate the Fund's portfolio between securities held long and securities sold short. The model identifies the candidates for both long and short positions based on criteria designed to evaluate style and industry strength and weakness characteristics. The model does not make an assessment of overall market direction. As more stocks are signaled as "buys," more of the portfolio will be in long positions. As more stocks are signaled as "sells," more of the portfolio will be in short positions.

      The adviser uses its style and industry strength model to identify securities of a particular investment style (growth or value, for instance), target market capitalization ranges and specific industries as candidates to purchase long or to sell short. For long positions, the adviser identifies styles and industries which it believes will experience upward price movement over the short term. Typically these styles and industries will be experiencing greater relative price momentum than the U.S. stock market as a whole. For short positions, the adviser identifies styles and industries which it believes will experience downward price pressure over the near term.

      The adviser then uses its dynamic model to select the individual securities from these industries for the Fund's portfolio. The adviser focuses its long positions on companies whose securities are experiencing greater price appreciation relative to other stocks in the industry over the short term.

      The adviser also uses its industry rotation model to identify industries which it believes will experience downward price pressure over the near term. The adviser will focus its short positions on companies and industries whose securities are experiencing downward price pressures that could be derived from perceived negative developments.

      The adviser's selection process is dynamic, so that as market conditions change, the adviser will shift investments to other companies that may be in different styles or industries. The adviser may also sell a security if the adviser identifies a stock that it believes offers a better investment opportunity.

      Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security as a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.



      The Fund is a non-diversified Fund, which means that the Fund may take a larger position in a small number of companies than a diversified fund. The Fund may also be overweighted at times in certain styles (such as growth or value), certain sectors (such as the technology, health care, energy or financial services sectors) and market capitalizations (such as large-cap stocks or small-cap stocks).

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the adviser may fail to achieve the intended results and may entail more risk than other stock funds.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

o    Smaller   Company   Risk.  To  the  extent  the  Fund  invests  in  smaller
     capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Style Risk. To the extent the Fund invests in a particular style, such as "small capitalization growth" or "large capitalization value," the Fund may be subject to additional risks. If the adviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect, the security's price may decrease in value. For example, if the Fund invests in a style that emphasizes "value stocks," the market may not agree with the adviser's determination that a security is undervalued, and the security's price may not increase to what the adviser believes is its full value. It may even decrease in value.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o Short Sale Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.
o Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                                PAST PERFORMANCE

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The bar chart and performance table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one full calendar year of operations.

                          FEES AND EXPENSES OF THE FUND

      The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       NONE
Maximum Deferred Sales Charge (Load)                                   NONE
Redemption Fee                                                         NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                         1.95%
Distribution and/or Service (12b-1) Fees                               0.00%
Other Expenses1                                                        0.37%
Total Annual Fund Operating Expenses 2                                 2.32%

1 "Other Expenses" are based on estimated amounts for the current fiscal year and include dividends on short sales which the adviser estimates will equal 0.05% (annualized) of the Fund.

2 Absent dividends on short sales, Total Annual Fund Operating Expenses for the Fund are estimated to be 2.27%.

Example:

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year                              $[      ]

3 Year                              $[      ]

          ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

Principal Strategies

      The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. You should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. The adviser does not intend to use leverage with respect to its short positions; as a result, the portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, money market funds or repurchase agreements) to cover its obligations to close its short positions. Under normal circumstances, the percentage of the portfolio in short positions will not exceed 50 percent of total assets.

Non-principal Strategies

      Equity securities in which the Fund may invest will include exchange traded index products (commonly referred to as exchange traded funds or ETFs) such as S&P Depositary Receipts ("SPDRs"). SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

      The Fund may invest a portion of its assets in foreign companies by purchasing American Depositary Receipts ("ADRs") and foreign index products. An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. To the extent the Fund invests in ADRs or foreign exchange traded index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

      The Fund may engage in option transactions involving individual securities and market indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.

General

      The investment objective of the Fund may be changed without shareholder approval.

      The adviser anticipates that the Fund's model will result in active trading of the Fund's portfolio securities and a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses (which would lower the Fund's total return) and may result in the distribution to shareholders of additional capital gains for tax purposes (which would lower the Fund's after-tax return).

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                HOW TO BUY SHARES

Initial Purchase

      The minimum initial investment in the Fund is $5,000 ($500 for qualified retirement accounts and medical savings accounts) and minimum subsequent investments are $1,000. Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this prospectus);

o        a check made payable to the Fund;

Mail the application and check to:

U.S. Mail:        Paragon Funds                               Overnight: Paragon Funds
                  c/o Unified Fund Services, Inc.                        c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                          431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                       Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 1-877-726-4662 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Paragon Funds
      D.D.A.# 821662640
      Fund Name ____________________        (write in fund name)
      Account Name _________________        (write in shareholder name)
      For the Account # ______________      (write in account number)

      You must mail a signed application to Firstar Bank, N.A., the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund (subject to a $1,000 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in the Fund, you may exchange shares valued at $5,000 or more for shares of any other Paragon Fund. You may call the transfer agent at 1-877-726-4662 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day.

      An exchange is made by selling shares of the Fund and using the proceeds to buy shares of another Paragon Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Paragon Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Paragon Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Fund reserves the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        Paragon Funds                               Overnight: Paragon Funds
                  c/o Unified Fund Services, Inc.                        c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                          431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                       Indianapolis, Indiana 46204

"Proper form" means your request for a redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-726-4662 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at 1-877-726-4662. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at 1-877-726-4662. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (the "SEC"), the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of short term capital gains.

      Taxes

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

     Paragon Capital Management, Inc., 3651 N 100 E., Suite 275, Provo, UT 84604, serves as investment adviser to the Fund. Clients of Paragon Capital Management, Inc. include individual investors, businesses, pension and profit sharing plans, and non-profit organizations. The Paragon Fund is authorized to pay the adviser a fee equal to 1.95% of its average daily net assets.

      The Fund's co-portfolio managers, David A. Young and Jonathan Ferrell, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Young has been the president of the adviser since he founded the firm in 1993 and has been managing investment portfolios using sector rotation techniques since 1986. Mr. Ferrell is the adviser's Director of Investment Research and has been managing investment portfolios since December 1997. He was a financial analyst for the firm from December 1997 until March 1999, when he became the Director of Investment Research. Previous to that time he attended Brigham Young University.

     The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                                 PRIVACY POLICY

      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 1-877-726-4662 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-09541




                                  Paragon Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                October [ ], 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus of the Paragon Fund dated October [ ], 2001. A free copy of the prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-726-4662.

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUND...........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS..................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER .........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................















DESCRIPTION OF THE TRUST AND THE FUND

     The Paragon Fund was organized as a non-diversified series of AmeriPrime Advisors Trust (the "Trust") on July 19, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Paragon Fund (the "Fund") is Paragon Capital Management, Inc. (the "Adviser"). As of the date of this Statement of Additional Information, the Paragon Fund has not commenced operations.

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of the series represents an equal proportionate interest in the assets and liabilities belonging to the series with each other share of the series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the series into a greater or lesser number of shares of the series so long as the proportionate beneficial interest in the assets belonging to the series and the rights of shares of the series are in no way affected. In case of liquidation of the series, the holders of shares of the series will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the series. Expenses attributable to the series are borne by the series. Any general expenses of the Trust not readily identifiable as belonging to any series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Prior to the public offering of the Paragon Fund, Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, purchased all of the outstanding shares of the Fund and may be deemed to control the Fund. As the controlling shareholder, Unified Financial Securities, Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Unified Financial Securities, Inc. will no longer control the Fund.

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques the Fund may use.

      A. Equity Securities. The Fund may invest in equity securities, which include common stock, preferred stock, rights and warrants to subscribe to or purchase such securities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Adviser expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.

      Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

      The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

      To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

      Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A Midcap SPDR is the same as a SPDR except that it tracks the S&P's Midcap 400 and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. The Fund may also invest in exchange traded funds from a variety of financial institutions such as Barclays Global Fund Advisors (iShares), Merrill Lynch (HOLDRs), Fidelity (Fidelity Select Portfolios), PDR Services LLC (Select Sector SPDR) , State Street Capital Markets, LLC (Fortune e-50, Fortune 500, and streetTRACKS) and The Vanguard Group (VIPERs).

      B. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

      In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

      C. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

      The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

      Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     D. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will invest more than 15% of its net assets in illiquid securities.

      With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. However, the Fund will not invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

     E. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

      F. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, of comparable quality in the opinion of the Adviser. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

     G. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

         (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      H. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation (which may be of any maturity) issued by the U.S. government or by an agency of the U.S. government and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

      I. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and the Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

      J. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

      The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in this Statement of Additional Information.

     5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Paragon Capital Management, Inc., 3651 N. 100 E., Provo, UT 84604. Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management Inc.

      Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

      The Adviser retains the right to use the name "Paragon" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Paragon" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

      The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                  Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1725 E. Southlake Blvd.              Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime Financial
                                                      Securities, Inc., the Fund's distributor, from
                                                      1994 through November 2000; President and
                                                      Trustee of AmeriPrime Advisors Trust and
                                                      AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1725 E. Southlake Blvd.              Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for Clarion Technologies, a manufacturer of
175 Westwood Drive                                    automotive, heavy truck, and consumer goods, from 1996 to present.
Suite 300                                             From 1986 to 1996, an engineer for Sicor, a telecommunication
Southlake, Texas  76092                               hardware company.
Year of Birth:  1964

------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to 1998; Development Manager
                                                      for Acquisition Manager, 1996-1997; Operations
                                                      Manager for Procurement Systems, 1994-1997.
==================================== ================ ======================================================================

         The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                              $[     ]                     $[     ]
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                           $[     ]                     $[     ]
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser , it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

 DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n=ERV

      Where:               P        =   a hypothetical $1,000 initial investment
                           T        =   average annual total return
                           n        =   number of years
                           ERV      =   ending redeemable value at the end
                                        of the applicable period of the
                                        hypothetical $1,000 investment made
                                        at the beginning of the applicable
                                        period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

      In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund's first fiscal year. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

PART C.           OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (i) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


     (iv) Copy of Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (v) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vi) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vii) Copy of Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 11 to Registrant's Declaration of Trust is filed herewith.

     (x) Copy of Amendment No. 12 to Registrant's Declaration of Trust is filed herewith.

     (xi) Copy of Amendment No. 13 to Registrant's Declaration of Trust is filed herewith.


(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

      (i) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


      (ii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


      (iii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

     (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (xii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (xviii) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

      (xix) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

      (xx) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Insight Growth Fund (formerly the iExchange New Economy Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

     (xxi)   Registrant's   Management   Agreement  with  Capital  Cities  Asset
Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.


     (xxii) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (xxiii) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund is filed herewith.

     (xxiv) Registrant's Management Agreement with Sheer Asset Management, Inc. for the Thematic Fund is filed herewith.


     (xxv) Registrant's Form Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


     (xxvi) Registrant's Form of Management Agreement with Paragon Capital Management, Inc. for the Paragon Fund is filed herewith.


(e)  Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.


     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (iv)  Registrant's  Exhibit  A  to  Underwriting   Agreement  with  Unified
Financial Securities, Inc. is filed herewith.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Appendix B to Custodian Agreement with Firstar Bank, N.A. is filed herewith.

(h)  Other Material Contracts.  None.

(i)  Legal Opinion.

     (i) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)  Other Opinions.

      (i)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

     (ii)  Consent of  Deloitte & Touche  LLP,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  19,  is  hereby  incorporated  by reference.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

      (ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


      (iii) Form of Registrant's Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the MutualMinds.com Funds), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.


     (iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (v) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


      (vi) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.


     (vii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (viii) Registrant's Rule 12b-1 Distribution Plan for the Thematic Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(o)  Reserved.

(p)   Codes of Ethics.


     (i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.


(q)  Powers of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

     (ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to
Registrant's   Pre-Effective   Amendment  No.  1,  are  hereby  incorporated  by
reference.

     (iii) Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iv) Power of Attorney for the Treasurer,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds
-------- ------------------------------------------------------------


      As of July 23, 2001, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 69.33% of the StoneRidge Equity Fund and 99.55% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

      As of July 23, 2001, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.


Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

 (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser


(a) StoneRidge Investment Partners, LLC ("StoneRidge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund, is a registered investment adviser.

     (i) StoneRidge has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of StoneRidge is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).


(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

      (ii) Information with respect to each officer and member of NCC is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each principal of Fitzgerald is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

     (i) AExpert has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of AExpert is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(g) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).


(h) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Strategic Ascent Fund, the Paragon Dynamic Fortress Fund and the Paragon Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).


(i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange Insight Growth Fund, is a registered investment adviser.

     (i) Interactive has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Interactive is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-59750).

(k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.

     (i) Capital Cities has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-45494).

(l) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii)Information with respect to each officer and director of Polynous is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-49411).


(m) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Iron is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-46417).

(n) Sheer Asset Management, Inc. ("Sheer"), 444 Madison Avenue, New York, New York 10022, adviser to the Thematic Fund, is a registered investment adviser.

      (i)  Sheer has engaged in no other business during the past two years.

      (ii) Information with respect to each officer and director of Sheer is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-38824).


(o) Bates Total Asset Management, Inc. ("Bates"), 401 Junction Highway, Kerrville, Texas 78028, adviser to the RiverGuide Fund, is currently registered as an investment adviser in Texas, and will register with the SEC prior to the RiverGuide Fund commencing operations.

      (i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (SEC File Number - to be supplied).

      (ii) Information with respect to each officer and director of Bates is incorporated by reference to the Form ADV.


(p) Unified Investment Advisers, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, adviser to the Taxable Money Market Fund, is a registered investment adviser.

     (i) Unified has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Unified is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-48493).


Item 27. Principal Underwriters

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, Avalon Funds, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Fund Trust, Securities Management & Timing Funds, Sparrow Funds, TANAKA Funds, Inc., Unified Funds and Valenzuela Capital Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)  Not applicable.

Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities") Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c)       Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B
-------- -------------------------------------------------

      None.

Item 30. Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 25th day of July, 2001.

                         AmeriPrime Advisors Trust

                      By:     /s/
                      ----------------------------------------
                             Donald S. Mendelsohn
                             Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                      *By:     /s/
                       -------------------------------------------
Kenneth D. Trumpfheller,*       Donald S. Mendelsohn
President and Trustee           Attorney-in-Fact

Richard Wright,*                                   July 25th, 2001
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak,*
Treasurer and Chief Financial Officer



                                  EXHIBIT INDEX

1.       Amendment No. 11 to Declaration of Trust.....................................................EX-99.23.a.ix
2.       Amendment No. 12 to Declaration of Trust......................................................EX-99.23.a.x
3.       Amendment No. 13 to Declaration of Trust.....................................................EX-99.23.a.xi
4.       Management Agreement (Iron Market Opportunity Fund).......................................EX-99.23.d.xxiii
5.       Management Agreement (Thematic Fund).......................................................EX-99.23.d.xxiv
6.       Form of Management Agreement (Paragon Fund)................................................EX-99.23.d.xxvi
7.       Exhibit A to Underwriting Agreement (Unified Financial Securities, Inc.).....................EX-99.23.e.iv
8.       Appendix B to Custodian Agreement............................................................EX-99.23.g.ii
9.       Opinion and Consent of Brown, Cummins & Brown Co., L.P.A......................................EX-99.23.i.i
10.      Consent of Accountants (McCurdy & Associates CPA's, Inc.).....................................EX-99.23.j.i